Financial instruments (Details 11) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 1,746	SFr 2,069
Redeemable	1,697	2,186
Total fair value	3,443	4,255
Unfunded commitments	367	395
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	497	612
Redeemable attributable to non-controlling interest	37	138
Unfunded commitments attributable to non-controlling interest	SFr 159	185
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 96	109
Redeemable	1,539	1,906
Total fair value	1,635	2,015
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	8	7
Redeemable	25	106
Total fair value	33	113
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	88	102
Redeemable	1,546	1,842
Total fair value	1,634	1,944
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	43.00%	42.00%
Percentage of investment subject to monthly redemption	21.00%	16.00%
Percentage of investment subject to quarterly redemption	5.00%	14.00%
Percentage of investment subject to annual redemption	31.00%	28.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 0	SFr 0
Redeemable	(32)	(42)
Total fair value	(32)	(42)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,650	1,960
Redeemable	158	280
Total fair value	1,808	2,240
Unfunded commitments	367	395
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	228	296
Redeemable	113	237
Total fair value	341	533
Unfunded commitments	SFr 1	SFr 1
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	4.00%
Percentage of investment subject to monthly redemption	4.00%
Percentage of investment subject to quarterly redemption	88.00%	87.00%
Percentage of investment subject to annual redemption	4.00%	11.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 1,094	SFr 1,286
Redeemable	0	0
Total fair value	1,094	1,286
Unfunded commitments	366	394
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	328	378
Redeemable	45	43
Total fair value	373	421
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	227	296
Redeemable	74	187
Total fair value	301	483
Unfunded commitments	1	1
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	17	17
Redeemable	0	0
Total fair value	17	17
Unfunded commitments	18	15
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	0
Redeemable	0	0
Total fair value	1	0
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	459	585
Redeemable	0	0
Total fair value	459	585
Unfunded commitments	120	123
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	289	302
Redeemable	0	0
Total fair value	289	302
Unfunded commitments	90	98
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	39	50
Total fair value	39	50
Unfunded commitments	0	0
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	329	382
Redeemable	0	0
Total fair value	329	382
Unfunded commitments	SFr 138	SFr 158